Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Classes Of Inventories [Abstract]
Consumables	£ 22	£ 24	£ 26
Work in progress	6	23	11
Finished goods	211	180	152
Inventories	£ 239	£ 227	£ 189